Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	PIONEER ASSET ALLOCATION TRUST
Central Index Key	dei_EntityCentralIndexKey	0001288255
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2015
Prospectus Date	rr_ProspectusDate	Jul. 01, 2015